General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information	General information
PagSeguro Digital Ltd. (“PagSeguro Digital” or the “Company”) is a holding company with its principal executive offices located in Cayman Islands, subsidiary of Universo Online S.A. (“UOL”), referred to, together with its subsidiaries, as the “PagSeguro Group”, was incorporated on July 19, 2017. A total of 99.99% of the shares of PagSeguro Internet Instituição de Pagamento S.A. (“PagSeguro Brazil”) were contributed to PagSeguro Digital on January 4, 2018 and PagSeguro Digital maintains control of PagSeguro Brazil.
PagSeguro Brazil is a privately held corporation established on January 20, 2006, and engages in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).
On March 18, 2021, PagSeguro Group constituted a holding company incorporated under PagSeguro Digital called PagSeguro Holding Ltd (“PSHC”). Additionally, during the third quarter of 2021, PagSeguro Group established four new subsidiaries under PSHC: PagSeguro Chile SPA (“PagSeguro Chile”), PagSeguro Colombia S.A.S (“PagSeguro Colombia”), PSGP México S.A de C.V. (“PSGP Mexico”) and PagSeguro Peru S.A.C. (“PagSeguro Peru”).
In June 2022, Boa Compra Tecnologia Ltda., changed its name to PagSeguro Tecnologia Ltda. (“PagSeguro Tecnologia”), as part of a marketing strategy to bring the entity closer to PagSeguro’s brand.
The subsidiaries of PagSeguro Digital are PagSeguro Brazil, PagSeg Participações Ltda. (“PagSeg”), BS Holding Financeira Ltda. (“BS Holding”) and PSHC. The PagSeguro Group subsidiaries are as follows:
•    PagSeguro Brazil subsidiaries are PagSeguro Biva Securitizadora de Créditos Financeiras S.A. (“Biva Sec”), Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”), RegistraSeguro S.A. (“RegistraSeguro”), Wirecard Brazil Instituição de Pagamento S.A. (“MOIP”) and Concil Inteligência em Conciliação S.A (“Concil”).
•    PagSeg subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), PagSeguro Tecnologia, BCPS Online Services Lda. (“BCPS”), CDS Serviços Financeiros Ltda. (“CDS”), PagSeguro Biva Serviços Financeiros Ltda. (“Biva Serviços”) and PagBank Participações Ltda (“PagBank”).
•    PagBank subsidiaries are Tilix Digital Ltda. (“TILIX”), YAMÍ Software & Inovação Ltda. (“YAMÍ”) and Zygo Serviços de Tecnologia S.A. (“ZYGO”).
•    PSHC subsidiaries are PagSeguro Chile, PagSeguro Colombia, PagSeguro Peru and PSGP México.
•    BS Holding subsidiary are BancoSeguro S.A. (“Bancoseguro”) and Paginvest CTVM Ltda. (“Paginvest”).
•    Biva Serviços subsidiary is PagSeguro Biva Correspondente Bancário Ltda. (“Biva Corban”).
These consolidated financial statements include PagSeguro Brazil, PagSeg, PSHC, BS Holding and corresponding subsidiaries.
1.1    Additional Information
i) Covid-19
During the year ended December 31, 2021, the Company observed that, in the first three months, there was an increase in the number of people infected by COVID-19 and consequently the return of partial shutdowns and social isolation in several cities and states of the country. In the second quarter of 2021, most of the cities in Brazil accelerated the vaccination of the population, and consequently, the Company saw a graduate reopening process, with the extension of opening hours of commercial activities. In the third and fourth quarters of 2021, the Company observed the return of social events of the public, and consequently the growth of transaction payment volume (“TPV”).
During the year ended December 31, 2022, Brazil observed a decrease in the number of people infected and the total deaths by COVID-19, and social events and commercial activities generally returned to a level similar to that observed before the pandemic. These circumstances resulted in higher TPV and consequently higher revenues for the Company.
The Company has a significant variable cost structure mainly related to TPV, such as processing, interchange, card scheme fees and chargebacks. Marketing and sales expenses are also variable and depend on the Company’s strategy to leverage new products and services such as PagBank. The Company is also still accompanying the evolution of the Brazilian economy and reassessing, when necessary, the provisions for loss allowance for expected credit losses.
ii) MOIP incident
MOIP, which represented less than 3% of the Group’s consolidated assets as of December 31, 2021 and less than 2% and 1% of the consolidated revenue and net income for the year ended December 31, 2021, was involved in a cyberattack between September 25 and September 29, 2021 (the “Incident”). The hackers demanded that the Company make a specified payment to prevent the public disclosure or sale of the targeted hacked data that was compromised in the Incident, which included personal profile information of MOIP customers.
At the time of the Incident, MOIP had a distinct and separate IT server and operating environment from the rest of PagSeguro’s IT platform and systems, and therefore none of PagSeguro’s databases, customer information or systems were subject to the Incident, or formed part of the compromised data, beyond those independently within the MOIP IT environment. PagSeguro promptly followed the requirements of applicable Brazilian law, including the filing of a formal report to the Brazilian National Authority for Data Protection (Autoridade Nacional de Proteção de Dados) and Brazilian Central Bank on October 7, 2021.
After completion of the assessment, without financial impacts, PagSeguro communicated to the ANPD on January 5, 2022 through a complementary form to the one initially reported on October. During the review of the Incident, PagSeguro did not identified evidence of unauthorized access to sensitive information, such as passwords or credit card details.
PagSeguro confirms that the Incident has not had a material adverse financial impact on the Company or on its customers, and PagSeguro’s IT systems (including MOIP’s IT environment) are operating normally, with heightened security measures undertaken in response to the Incident.
iii) Ukraine x Russia
Furthermore, geopolitical instability arising from conflicts, such as the ongoing war in Ukraine, and the resulting imposition of sanctions, taxes or tariffs against Russia and Russia’s response to such sanctions (including retaliatory acts, such as cyberattacks and sanctions against other countries) could adversely affect the global economy or specific international, regional and domestic markets, including the Brazilian market. Such events could have an adverse effect on our business and financial performance through increased worldwide inflation, greater compliance costs, higher volatility in foreign currency exchange rates, destabilized supply chains and further market disruptions, including from cyberattacks targeting technologies that we rely on or the markets in which we or our customers operate. At this moment, the Company does not see any significant impact in its operations as a result of the conflict.